BANK LOAN	12 Months Ended
Mar. 31, 2019
Disclosure of bank loan [Abstract]
BANK LOAN

9.	BANK LOAN

Total
Balance, April 1, 2018	$-
Addition	4,527
Interest accrued	152
Interest paid	(144)
Foreign exchange impact	(60)
Balance, March 31, 2019	$4,475

On June 14, 2018, the Company's 77.5% owned subsidiary Henan Found borrowed a loan of $4,527 (RMB ¥30 million) from Bank of China. The loan bears Chinese prevailing loan prime interest rate and matures on June 14, 2019. As of March 31, 2019, the Chinese prevailing loan prime interest rate was 4.35%. For the year ended March 31, 2019, interests of $152 (year ended March 31, 2018 - $nil) were accrued and expensed through finance costs (see note 18).